Document And Entity Information	Oct. 13, 2021
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 13, 2021
Entity Registrant Name	SIGMATRON INTERNATIONAL, INC.
Entity Incorporation State Country Code	DE
Entity File Number	000-23248
Entity Tax Identification Number	36-3918470
Entity Address Address Line 1	2201 Landmeier Road
Entity Address City Or Town	Elk Grove Village
Entity Address State Or Province	IL
Entity Address Postal Zip Code	60007
City Area Code	847
Local Phone Number	956-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Title of 12b Security	Common Stock $0.01 par value per share
Trading Symbol	SGMA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--04-30
Entity Central Index Key	0000915358